UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-09583
UBS Eucalyptus Fund, L.L.C.
(Exact name of registrant as specified in charter)
299 Park Avenue, 29th Floor
New York, NY 10171
(Address of principal executive offices) (Zip code)
James M. Hnilo, Esq.
UBS Alternative and Quantitative Investments LLC
One North Wacker Drive, 32nd Floor
Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code: (312) 525-5000
Date of fiscal year end: December 31
Date of reporting period: September 30, 2011
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
The Schedule(s) of Investments is attached herewith.
UBS Eucalyptus Fund, L.L.C.
Schedule of Portfolio Investments
(Unaudited)
September 30, 2011

Par ($)	INVESTMENTS IN SECURITIES (123.88%)	Fair Value

	CORPORATE BONDS (4.23%)
	MEDICAL — BIOMEDICAL/GENETICS (1.12%)
596,700	Incyte Corp., 4.75%, 10/01/15 (a), (b)	$1,060,634
284,327	Qhp Royalty Sub LLC, 10.25%, 03/15/15 (a)	290,014

		1,350,648

	MEDICAL — DRUGS (3.11%)
1,225,000	KV Pharmaceutical Co., 12.00%, 03/15/15 (a), (b)	869,750
1,223,898	Rotavax Royalty Sub LLC, 5.50%, 10/15/14 *,(a)	1,101,508
1,784,514	RS Royalty Sub Lyrica LLC, 11.00%, 05/01/19 (a)	1,793,436

		3,764,694

	TOTAL CORPORATE BONDS (Cost $5,137,603)	5,115,342

Shares
	COMMON STOCK (118.84%)
	BIOPHARMACEUTICALS (0.03%)
8,500	China Nuokang Bio-Pharmaceutical, Inc. (c)	40,545

	DIAGNOSTIC EQUIPMENT (2.47%)
609,500	Affymetrix, Inc. *,(b)	2,986,550

	DIAGNOSTIC KITS (1.58%)
240,600	OraSure Technologies, Inc. *,(b)	1,915,176

	DISPOSABLE MEDICAL EQUIPMENT (1.30%)
1,400,000	Shandong Weigao Group Medical Polymer Co., Ltd. — (China) (d)	1,575,384

	DRUG DELIVERY SYSTEMS (2.14%)
1,112,900	Antares Pharma, Inc. *	2,581,928

	INSTRUMENTS — SCIENTIFIC (2.73%)
65,200	Thermo Fisher Scientific, Inc. *,(b)	3,301,728

	MEDICAL — BIOMEDICAL/GENETICS (26.17%)
206,800	3SBio, Inc. *,(b), (c)	2,467,124
364,000	Affymax, Inc. *,(b)	1,630,720
522,400	Anadys Pharmaceuticals, Inc. *	480,347
127,900	Arqule, Inc. *,(b)	645,895
160,400	Bavarian Nordic A/S — (Denmark) *,(b), (d)	1,159,742
156,400	Dendreon Corp. *	1,407,600
181,800	Exact Sciences Corp. *,(b)	1,205,334
178,900	Gilead Sciences, Inc. *,(b)	6,941,320
157,700	Human Genome Sciences, Inc. *,(b)	2,001,213
33,900	Illumina, Inc. *,(b)	1,387,188
252,000	Incyte Corp., Ltd. *,(b)	3,520,440
86,800	Life Technologies Corp. *,(b)	3,335,724
193,000	Map Pharmaceuticals, Inc. *,(b)	2,821,660
70,000	Newron Pharmaceuticals SpA — (Italy) *,(b), (d)	339,095
42,700	Novelos Therapeutics, Inc.	54,229
95,800	Oncothyreon, Inc. (b)	572,884
327,000	Sequenom, Inc. *,(b)	1,664,430

		31,634,945

UBS Eucalyptus Fund, L.L.C.
Schedule of Portfolio Investments (continued)
(Unaudited)
September 30, 2011

Shares		Fair Value

	COMMON STOCK (CONTINUED)
	MEDICAL — DRUGS (35.18%)
51,200	Allergan, Inc. (b)	$4,217,856
110,100	Almirall SA — (Spain) (b), (d)	781,449
139,100	Bristol-Myers Squibb Co. (b)	4,364,958
130,000	Elan Corp. PLC *,(c)	1,368,900
83,800	Endocyte, Inc. *	888,280
210,000	Grifols SA *,(c)	1,341,900
270,000	KV Pharmaceutical Co. *,(a)	364,500
475,300	KV Pharmaceutical Co. *	641,655
67,600	Medivir AB — (Sweden) *,(b), (d)	898,127
	Merck & Co., Inc.	4
380,000	Mitsubishi Tanabe Pharma Corp. — (Japan) (b), (d)	7,104,303
93,000	Nichi-iko Pharmaceutical Co., Ltd. — (Japan) (b), (d)	2,497,625
92,000	Novartis AG — (Switzerland) (b), (d)	5,145,437
275,000	Pernix Therapeutics Holdings *	2,425,500
4,000	Pharmasset, Inc. *	329,480
33,900	Roche Holding AG — (Switzerland) (b), (d)	5,490,136
62,687	Sanofi-Aventis SA — (France) (b), (d)	4,150,706
605,775	Skyepharma PLC — (United Kingdom) *,(d)	513,125

		42,523,941

	MEDICAL — GENERIC DRUGS (9.16%)
35,000	Impax Laboratories, Inc. *	626,850
32,000	Sawai Pharmaceutical Co., Ltd. — (Japan) (b), (d)	3,470,804
19,200	Teva Pharmaceutical Industries, Ltd. (c)	714,624
45,000	Towa Pharmaceutical Co., Ltd. — (Japan) (b), (d)	2,078,435
61,300	Watson Pharmaceuticals, Inc. *,(b)	4,183,725

		11,074,438

	MEDICAL — HMO (19.43%)
113,500	Aetna, Inc.	4,125,725
131,000	CIGNA Corp. (b)	5,494,140
58,000	Humana, Inc. (b)	4,218,340
41,000	United Health Group, Inc.	1,890,920
118,900	Wellpoint, Inc. (b)	7,761,792

		23,490,917

	MEDICAL — WHOLESALE DRUG DISTRIBUTION (0.82%)
373,200	Sinopharm Group Co. — (China) (d)	994,750

	MEDICAL INSTRUMENTS (2.42%)
73,200	Medtronic, Inc. (b)	2,433,168
748,500	MicroPort Scientific Corp. — (Cayman Islands) (d)	394,212
76,100	Solta Medical, Inc. *	95,125

		2,922,505

	MEDICAL LASER SYSTEMS (0.29%)
34,300	Cynosure, Inc. *,(b)	346,087

	MEDICAL PRODUCTS (2.01%)
12,700	CareFusion Corp. *,(b)	304,165
11,000	Hospira, Inc. *	407,000

UBS Eucalyptus Fund, L.L.C.
Schedule of Portfolio Investments (continued)
(Unaudited)
September 30, 2011

Shares		Fair Value

	COMMON STOCK (CONTINUED)
	MEDICAL PRODUCTS (CONTINUED)
47,800	Syneron Medical, Ltd. — (Israel) *,(b), (d)	$473,698
178,400	Uroplasty, Inc. *,(b)	865,240
7,000	Zimmer Holdings, Inc. *,(b)	374,500

		2,424,603

	PHARMACY SERVICES (2.30%)
75,000	Express Scripts, Inc. *,(b)	2,780,250

	THERAPEUTICS (10.81%)
62,000	Biomarin Pharmaceutical, Inc. *,(b)	1,975,940
120,500	NPS Pharmaceuticals, Inc. *,(b)	784,455
302,000	Pharmacyclics, Inc. *,(b)	3,572,660
355,700	Vivus, Inc. *,(b)	2,870,499
270,100	Warner Chilcott PLC — (Ireland) (b), (d)	3,862,430

		13,065,984

	TOTAL COMMON STOCK (Cost $151,597,060)	143,659,731

	WARRANTS (0.13%)
	MEDICAL — BIOMEDICAL/GENETICS (0.11%)
91,000	Anadys Pharmaceuticals, Inc., $2.75, 06/09/14 *	5,460
2,181	Novelos Therapeutics, Inc., $0.11, 07/27/15 *	—
150,000	Talon Therapeutics, Inc., $0.01, 10/07/16 *	103,500
62,500	Talon Therapeutics, Inc., $0.60, 10/07/16 *	29,375
330,000	Targeted Genetics Corp., $3.25, 06/22/12 *	—

		138,335

	MEDICAL LABS & TESTING SERVICES (0.00%)
120	Orchid Biosciences, Inc., $8.05, 12/12/11 *	—

	THERAPEUTICS (0.02%)
243,000	Alexza Pharmaceuticals, Inc., $2.77, 10/05/16 *	24,300

	TOTAL WARRANTS (Cost $215,750)	162,635

Number of
Contracts
	PURCHASED OPTIONS (0.68%)
	HEALTH & BIOTECHNOLOGY (0.11%)
340	iShares Nasdaq Biotechnology Index Fund, 10/22/11 $95.00 Put *	139,400

	MEDICAL — BIOMEDICAL/GENETICS (0.23%)
110	Cubist Pharmaceuticals, Inc., 01/21/12 $30.00 Call *	73,700
170	Human Genome Sciences, Inc., 01/21/12 $17.50 Call *	14,110
245	Savient Pharmaceuticals, Inc., 11/19/11 $5.00 Put *	24,010
560	Sequenom, Inc., 01/21/12 $7.50 Call *	22,960
255	Vertex Pharmaceuticals, Inc., 10/22/11 $49.00 Put *	137,700

		272,480

	MEDICAL — DRUGS (0.22%)
110	Forest Laboratories, Inc., 01/21/12 $40.00 Call *	2,200
110	Medivation Inc., 01/21/12 $20.00 Call *	52,250

UBS Eucalyptus Fund, L.L.C.
Schedule of Portfolio Investments (continued)
(Unaudited)
September 30, 2011

Number of
Contracts		Fair Value

	PURCHASED OPTIONS (CONTINUED)
	MEDICAL — DRUGS (CONTINUED)
100	Pharmasset, Inc., 11/19/11 $60.00 Call *	$207,000
100	Pharmasset, Inc., 11/19/11 $32.50 Put *	500
200	Valeant Pharmaceuticals International, Inc., 10/22/11 $57.50 Call *	1,000

		262,950

	PHARMACY SERVICES (0.01%)
350	Medco Health Solutions, Inc., 01/19/13 $65.00 Call *	15,750

	THERAPEUTICS (0.11%)
250	Onyx Pharmaceuticals, Inc., 11/19/11 $40.00 Call *	3,750
280	Pharmacyclics, Inc., 01/21/12 $10.00 Call *	78,400
295	Vivus, Inc., 03/17/12 $10.00 Call *	48,970

		131,120

	TOTAL PURCHASED OPTIONS (Cost $1,057,516)	821,700

	TOTAL INVESTMENTS IN SECURITIES (Cost $158,007,929)	149,759,408

Shares
	SECURITIES SOLD, NOT YET PURCHASED ((44.36)%)
	COMMON STOCK SOLD, NOT YET PURCHASED ((42.77)%)
	DIAGNOSTIC EQUIPMENT ((0.18)%)
(5,700)	Cepheid, Inc. *	(221,331)

	DIAGNOSTIC KITS ((3.25)%)
(37,000)	DiaSorin SpA — (Italy) (d)	(1,373,129)
(67,700)	Qiagen NV — (Netherlands) *,(d)	(936,291)
(99,200)	Quidel Corp. *	(1,623,904)

		(3,933,324)

	DRUG DELIVERY SYSTEMS ((0.40)%)
(89,000)	DepoMed, Inc. *	(480,600)

	MEDICAL — BIOMEDICAL/GENETICS ((8.97)%)
(49,000)	Amgen, Inc.	(2,692,550)
(93,000)	Amylin Pharmaceuticals, Inc. *	(858,390)
(220,200)	Mesoblast, Ltd. — (Australia) *,(d)	(1,731,364)
(68,000)	Myriad Genetics, Inc. *	(1,274,320)
(26,800)	Nymox Pharmaceutical Corp. — (Canada) *,(d)	(219,224)
(5,200)	Regeneron Pharmaceuticals, Inc. *	(302,640)
(68,000)	Seattle Genetics, Inc. *	(1,296,080)
(55,500)	Vertex Pharmaceuticals, Inc. *	(2,471,970)

		(10,846,538)

	MEDICAL — DRUGS ((21.46)%)
(59,000)	AstraZeneca PLC — (United Kingdom) (d)	(2,635,988)
(150,000)	Chugai Pharmaceutical Co., Ltd. — (Japan) (d)	(2,566,906)
(105,000)	Eli Lilly and Company	(3,881,850)
(166,400)	GlaxoSmithKline PLC — (United Kingdom) (d)	(3,455,379)
(115,200)	H. Lundbeck A/S — (Denmark) (d)	(2,210,073)
(71,000)	Hi-Tech Pharmacal Co, Inc. *	(2,385,600)

UBS Eucalyptus Fund, L.L.C.
Schedule of Portfolio Investments (continued)
(Unaudited)
September 30, 2011

Shares		Fair Value

	COMMON STOCK SOLD, NOT YET PURCHASED (CONTINUED)
	MEDICAL — DRUGS (CONTINUED)
(15,200)	Sagent Pharmaceuticals, Inc. *	$(307,648)
(175,000)	Shionogi & Co., Ltd. — (Japan) (d)	(2,617,829)
(61,000)	Takeda Pharmaceutical Co., Ltd. — (Japan) (d)	(2,912,404)
(219,300)	Theratechnologies, Inc. — (Canada) *,(d)	(656,606)
(29,800)	UCB SA — (Belgium) (d)	(1,282,649)
(104,000)	Xenoport, Inc. *	(613,600)
(46,200)	Zealand Pharma A/S — (Denmark) (d)	(415,676)

		(25,942,208)

	MEDICAL — GENERIC DRUGS ((0.60)%)
(7,500)	Perrigo Company	(728,325)

	MEDICAL — IMAGING SYSTEMS ((0.13)%)
(34,300)	MELA Sciences, Inc. *	(151,949)

	MEDICAL INSTRUMENTS ((0.37)%)
(13,100)	MAKO Surgical Corp. *	(448,282)

	MEDICAL PRODUCTS ((3.58)%)
(32,000)	Becton, Dickinson and Company	(2,346,240)
(35,400)	China Kanghui Holdings, Inc. *,(c)	(690,300)
(26,000)	Covidien PLC — (Ireland) (d)	(1,146,600)
(6,300)	Luminex Corp. *	(139,671)

		(4,322,811)

	OPTICAL SUPPLIES ((1.24)%)
(20,700)	Essilor International SA — (France) (d)	(1,499,481)

	THERAPEUTICS ((2.59)%)
(90,700)	Theravance, Inc. *	(1,826,698)
(56,300)	Thrombogenics NV — (Belgium) *,(d)	(1,297,744)

		(3,124,442)

	TOTAL COMMON STOCK SOLD, NOT YET PURCHASED (Proceeds of Sales $(52,792,312))	(51,699,291)

	EXCHANGE TRADED FUNDS SOLD, NOT YET PURCHASED ((1.59)%)
	STOCK INDEX ((1.59)%)
(17,000)	SPDR S&P 500 ETF Trust	(1,923,890)

	TOTAL EXCHANGE TRADED FUNDS SOLD, NOT YET PURCHASED (Proceeds of Sales $(1,980,426))	(1,923,890)

	TOTAL SECURITIES SOLD, NOT YET PURCHASED (Proceeds of Sales $(54,772,738))	(53,623,181)

Number of
Contracts
	DERIVATIVE CONTRACTS ((0.61)%)
	WRITTEN OPTIONS ((1.17)%)
	HEALTH & BIOTECHNOLOGY ((0.04)%)
(345)	iShares Nasdaq Biotechnology Index Fund, 10/22/11 $98.00 Call *	(44,850)

UBS Eucalyptus Fund, L.L.C.
Schedule of Portfolio Investments (continued)
(Unaudited)
September 30, 2011

Number of
Contracts		Fair Value

	WRITTEN OPTIONS (CONTINUED)
	MEDICAL — BIOMEDICAL/GENETICS ((0.17)%)
(110)	Cubist Pharmaceuticals, Inc., 01/21/12 $35.00 Call *	$(41,800)
(345)	Human Genome Sciences, Inc., 01/21/12 $11.00 Put *	(48,990)
(560)	Sequenom, Inc., 01/21/12 $12.50 Call *	(8,400)
(560)	Sequenom, Inc., 01/21/12 $5.00 Put *	(59,920)
(260)	Vertex Pharmaceuticals, Inc., 01/21/12 $55.00 Call *	(50,700)

		(209,810)

	MEDICAL — DRUGS ((0.33)%)
(195)	AstraZeneca PLC, 10/22/11 $45.00 Call — (United Kingdom) *,(d)	(26,325)
(270)	Bristol-Myers Squibb Co., 12/17/11 $33.00 Call *	(21,060)
(250)	Endo Pharmaceuticals Holdings, Inc., 01/21/12 $35.00 Put *	(195,000)
(175)	Forest Laboratories, Inc., 01/21/12 $27.50 Put *	(18,375)
(330)	Merck & Co., Inc., 01/21/12 $40.00 Call *	(3,300)
(230)	Pfizer, Inc., 12/17/11 $15.00 Put*	(7,590)
(225)	Pfizer, Inc., 01/21/12 $12.50 Put *	(4,950)
(225)	Pfizer, Inc., 01/21/12 $22.50 Call *	(1,125)
(100)	Pharmasset, Inc., 11/19/11 $50.00 Put *	(12,000)
(195)	Sanofi-Aventis SA, 10/22/11 $31.00 Put — (France) *	(13,650)
(185)	Valeant Pharmaceuticals International, Inc., 10/22/11 $42.00 Put *	(99,900)

		(403,275)

	MEDICAL PRODUCTS ((0.02)%)
(195)	Johnson & Johnson, 11/19/11 $67.50 Call *	(17,355)
(100)	Johnson & Johnson, 10/22/11 $65.00 Call *	(10,900)

		(28,255)

	PHARMACY SERVICES ((0.41)%)
(350)	Medco Health Solutions, Inc., 01/19/13 $70.00 Call *	(38,500)
(350)	Medco Health Solutions, Inc., 01/19/13 $55.00 Put *	(455,000)

		(493,500)

	THERAPEUTICS ((0.20)%)
(300)	Warner Chilcott PLC, 10/22/11 $22.00 Put — (Ireland) *,(d)	(240,000)

	TOTAL WRITTEN OPTIONS (Premiums $(1,159,885))	(1,419,690)

Notional
Amount ($)
	SWAPS ((0.43)%)
5,408,189	Equity Swap, long exposure	(530,829)
(10,960,473)	Equity Swap, short exposure	5,603

	TOTAL SWAPS	(525,226)

	CURRENCY FORWARDS (0.99%)
	Unrealized appreciation on forward contracts	1,211,417
	Unrealized depreciation on forward contracts	(8,084)

	TOTAL CURRENCY FORWARDS	1,203,333

	TOTAL DERIVATIVE CONTRACTS (Premiums $(1,159,885))	(741,583)

UBS Eucalyptus Fund, L.L.C.
Schedule of Portfolio Investments (continued)
(Unaudited)
September 30, 2011

Notional
Amount ($)
	TOTAL INVESTMENTS IN SECURITIES, SECURITIES SOLD, NOT YET PURCHASED AND DERIVATIVE CONTRACTS — 78.91%	95,394,644

	OTHER ASSETS IN EXCESS OF OTHER LIABILITIES — 21.09%	25,488,906

	TOTAL MEMBERS’ CAPITAL — 100.00%	$120,883,550

Percentages shown represent a percentage of members’ capital as of September 30, 2011.

*	Non-income producing security.

(a)	Restricted security — private investment valued at fair value.

(b)	Partially or wholly held ($112,270,195 total fair value) in a pledged account by the Custodian as collateral for securities sold, not yet purchased.

(c)	American Depository Receipt.

(d)	Foreign security.
DERIVATIVE CONTRACTS
FOREIGN CURRENCY FORWARDS
UBS Eucalyptus Fund, L.L.C. had the following open foreign currency forwards with Goldman Sachs & Co. as of September 30, 2011:

	Value on Trade		Unrealized
Unrealized Appreciation On Forward Contracts	Date	Current Value	Appreciation

Swedish Krona
Sale Contracts expiring 11/14/2011	$(6,506,034)	$(5,294,617)	$1,211,417

	Value on Trade		Unrealized
Unrealized Depreciation On Forward Contracts	Date	Current Value	Depreciation

Japanese Yen
Sale Contracts expiring 11/14/2011	(5,662,321)	(5,670,405)	(8,084)
EQUITY SWAPS
UBS Eucalyptus Fund, L.L.C. had the following open equity swaps as of September 30, 2011:

Notional	Maturity		Unrealized
Amount	Date	Description	Depreciation

Buy $4,266,382	*	Agreement with Goldman Sachs & Co., to pay the total return of the Orbimed Emerging Markets Healthcare Index in an exchange for an amount to be paid monthly, equal to the USD LIBOR-BBA Monthly plus 50 bps.	$(476,093)

Buy $1,141,807	*	Agreement with Goldman Sachs & Co., to pay the total return of Jiangsu Hengrui Medicine Co., Ltd.	$(54,736)

Sell $(10,960,473)	*	Agreement with Goldman Sachs & Co., to sell the total return of the Orbimed Custom Index Modified Short Hedge in an exchange for an amount to be paid monthly, equal to the USD LIBOR-BBA Monthly plus 83 bps.	$5,603

			$(525,226)

*	Perpetual maturity. Resets monthly.

UBS Eucalyptus Fund, L.L.C.
Schedule of Portfolio Investments (continued)
(Unaudited)
September 30, 2011
The following is a summary of the inputs used in valuing the Fund’s investments at fair value. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. There were no transfers between Level 1 and Level 2 at September 30, 2011.
ASSETS TABLE

	Total Fair
	Value at
	September 30,
Description	2011	Level 1	Level 2	Level 3

Investments in Securities
Corporate Bonds
Medical — Biomedical/Genetics	$1,350,648	$—	$—	$1,350,648
Medical — Drugs	3,764,694	—	—	3,764,694

Total Corporate Bonds	5,115,342	—	—	5,115,342

Common Stock
Biopharmaceuticals	40,545	40,545	—	—
Diagnostic Equipment	2,986,550	2,986,550	—	—
Diagnostic Kits	1,915,176	1,915,176	—	—
Disposable Medical Equipment	1,575,384	1,575,384	—	—
Drug Delivery Systems	2,581,928	2,581,928	—	—
Instruments — Scientific	3,301,728	3,301,728	—	—
Medical — Biomedical/Genetics	31,634,945	31,634,945	—	—
Medical — Drugs	42,523,941	42,523,941	—	—
Medical — Generic Drugs	11,074,438	11,074,438	—	—
Medical — HMO	23,490,917	23,490,917	—	—
Medical — Wholesale Drug Distribution	994,750	994,750	—	—
Medical Instruments	2,922,505	2,922,505	—	—
Medical Laser Systems	346,087	346,087	—	—
Medical Products	2,424,603	2,424,603	—	—
Pharmacy Services	2,780,250	2,780,250	—	—
Therapeutics	13,065,984	13,065,984	—	—

Total Common Stock	143,659,731	143,659,731	—	—

Warrants
Medical — Biomedical/Genetics	138,335	—	138,335	—
Medical Labs & Testing Services	—	—	—	—
Therapeutics	24,300	—	24,300	—

Total Warrants	162,635	—	162,635	—

Purchased Options
Health & Biotechnology	139,400	139,400	—	—
Medical — Biomedical/Genetics	272,480	272,480	—	—
Medical — Drugs	262,950	262,950	—	—
Pharmacy Services	15,750	15,750	—	—
Therapeutics	131,120	131,120	—	—

Total Purchased Options	821,700	821,700	—	--

Total Investments in Securities	$149,759,408	$144,481,431	$162,635	$5,115,342

Derivative Contracts
Swaps	5,603	—	5,603	—
Currency Forwards	1,211,417	—	1,211,417	—

Total Derivative Contracts	$1,217,020	$—	$1,217,020	$—

Total Assets	$150,976,428	$144,481,431	$1,379,655	$5,115,342

UBS Eucalyptus Fund, L.L.C.
Schedule of Portfolio Investments (continued)
(Unaudited)
September 30, 2011
LIABILITIES TABLE

	Total Fair
	Value at
	September 30,
Description	2011	Level 1	Level 2	Level 3

Securities Sold, Not Yet Purchased
Common Stock Sold, Not Yet Purchased
Diagnostic Equipment	$(221,331)	$(221,331)	$—	$—
Diagnostic Kits	(3,933,324)	(3,933,324)	—	—
Drug Delivery Systems	(480,600)	(480,600)	—	—
Medical — Biomedical/Genetics	(10,846,538)	(10,846,538)	—	—
Medical — Drugs	(25,942,208)	(25,942,208)	—	—
Medical — Generic Drugs	(728,325)	(728,325)	—	—
Medical — Imaging Systems	(151,949)	(151,949)	—	—
Medical Instruments	(448,282)	(448,282)	—	—
Medical Products	(4,322,811)	(4,322,811)	—	—
Optical Supplies	(1,499,481)	(1,499,481)	—	—
Therapeutics	(3,124,442)	(3,124,442)	—	—

Total Common Stock Sold, Not Yet Purchased	(51,699,291)	(51,699,291)	—	—

Exchange Traded Funds Sold, Not Yet Purchased Stock Index	(1,923,890)	(1,923,890)	—	—

Total Exchange Traded Funds Sold, Not Yet Purchased	(1,923,890)	(1,923,890)	—	—

Total Securities Sold, Not Yet Purchased	$(53,623,181)	$(53,623,181)	$—	$—

Derivative Contracts
Written Options
Health & Biotechnology	(44,850)	(44,850)	—	—
Medical — Biomedical/Genetics	(209,810)	(209,810)	—	—
Medical — Drugs	(403,275)	(403,275)	—	—
Medical Products	(28,255)	(28,255)	—	—
Pharmacy Services	(493,500)	(493,500)	—	—
Therapeutics	(240,000)	(240,000)	—	—

Total Written Options	(1,419,690)	(1,419,690)	—	—

Swaps	(530,829)	—	(530,829)	—
Currency Forwards	(8,084)	—	(8,084)	—

Total Derivative Contracts	$(1,958,603)	$(1,419,690)	$(538,913)	$—

Total Liabilities	$(55,581,784)	$(55,042,871)	$(538,913)	$—

UBS Eucalyptus Fund, L.L.C.
Schedule of Portfolio Investments (continued)
(Unaudited)
September 30, 2011
The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

				Change in
		Accrued		unrealized			Transfers in
	Balance as of	discounts	Realized gain/	appreciation/			and/or out of	Balance as of
Description	December 31, 2010	/premiums	(loss)	depreciation	Purchases	(Sales)	Level 3	September 30, 2011

Investments in Securities
Corporate Bonds
Medical — Biomedical/Genetics	$2,776,296	$(15,993)	$162,995	$(157,825)	$—	$(1,414,825)	$—	$1,350,648
Medical — Drugs	1,512,031	(7,332)	15,803	(194,930)	3,274,650	(835,528)	—	3,764,694

Total Corporate Bonds	4,288,327	(23,325)	178,798	(352,755)	3,274,650	(2,250,353)	—	5,115,342

Ending Balance	$4,288,327	$(23,325)	$178,798	$(352,755)	$3,274,650	$(2,250,353)	$—	$5,115,342

Net change in unrealized appreciation/(depreciation) on Level 3 assets still held as of September 30, 2011 is $(352,755).

September 30, 2011
Investments in Securities — By Country	Percentage of Members’ Capital (%)
United States	67.94%
Switzerland	8.80%
Japan	5.84%
Ireland	2.25%
France	2.19%
China	2.13%
Sweden	0.74%
Spain	0.65%
Israel	0.39%
Cayman Islands	0.33%
Canada	(0.72%)
Netherlands	(0.77%)
Italy	(0.86%)
Denmark	(1.21%)
Australia	(1.43%)
Belgium	(2.13%)
United Kingdom	(4.61%)

September 30, 2011
Investments in Derivative Contracts — By Country	Percentage of Members’ Capital (%)
Switzerland	1.00%
Japan	(0.01%)
France	(0.01%)
United Kingdom	(0.02%)
Ireland	(0.20%)
United States	(1.38%)

UBS Eucalyptus Fund, L.L.C.
Schedule of Portfolio Investments (continued)
(Unaudited)
September 30, 2011
Portfolio Valuation
The Fund values its investments at fair value, in accordance with U.S. generally accepted accounting principles (“GAAP”), which is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
Various inputs are used in determining the fair value of the Fund’s investments which are summarized in the three broad levels listed below.
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.)
Level 3—significant unobservable inputs (including the Fund’s own assumptions and indicative non-binding broker quotes.)
The Fund recognizes transfers into and out of the levels indicated above at the end of the reporting period. There were no such transfers for the period ended September 30, 2011. Please refer to the June 30, 2011 financial statements for full disclosure on the Fund’s portfolio valuation methodology.

Item 2. Controls and Procedures.
(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) UBS Eucalyptus Fund, L.L.C.

By (Signature and Title)*	/s/ William Ferri William Ferri, Principal Executive Officer
Date 11-23-11
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ William Ferri William Ferri, Principal Executive Officer
Date 11-23-11

By (Signature and Title)*	/s/ Robert Aufenanger Robert Aufenanger, Principal Financial Officer
Date 11-23-11

*	Print the name and title of each signing officer under his or her signature.